Organization and principal activities - Subsidiaries and Consolidated VIE's (Details)	12 Months Ended
Dec. 31, 2019
Beijing OptAim Network Technology Co., Ltd. ("Beijing OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Zhiyunzhong (Shanghai) Technology Co., Ltd. ("Shanghai OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Shanghai Myhayo Technology Co., Ltd. ("Shanghai Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	40.00%
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Arda Holdings Limited
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Tetris Media Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
China Search (Asia) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Data Technology (Beijing) Limited (previously named iClick Interactive (Beijing) Advertisement Co., Ltd.)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Singapore) Pte Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Search Asia Technology (Shenzhen) Co Ltd
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Performance Media Group Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Addoil Broadcasts Limited (Addoil)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris Media (Shanghai) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim AH”)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Changyi (Shanghai) Information Technology Ltd. (“Changyi”)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	41.46%
Suzhou Changyi Information Technology Ltd. (“Suzhou Changyi”)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	41.46%
Xi'an Changzhan Information Technology Ltd. (“Xian Changyi”)
Ownership:
Subsidiary direct or indirect ownership (as a percent)	41.46%